Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information for each applicable year regarding the CAP of our Principal Executive Officer ("PEO"), Dr. Andrew Cheng, and of our other NEOs as a group, as well as certain Company financial performance measures, including our total shareholder return (“TSR”) and our net income (loss).

Pay Versus Performance Table

Year (1)	Summary Compensation Table Total for PEO ($) (2)	Compensation Actually Paid to PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (4)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)
2024	10,465,855	11,878,721	3,815,719	4,642,458
2023	8,834,907	(3,352,393)	3,667,900	(451,001)
2022	10,446,243	24,442,634	4,157,718	8,994,894
2021	4,454,686	5,446,171	1,779,505	2,001,761

	Value of Initial Fixed $100 Investment Based On
Year (1)	Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (6)	Net Loss ($) (7)	Company Selected Measure (8)
2024	107.83	93.49	(252,060,000)	—
2023	90.50	94.03	(151,759,000)	—
2022	212.40	89.90	(112,033,000)	—
2021	81.98	100.02	(100,777,000)	—
1.
Dr. Cheng served as the Company's principal executive officer ("PEO") for 2024, 2023, 2022 and 2021. Bill White, Scott Gangloff, Catriona Yale and Jonathan Young were the Company's other named executive officers ("NEOs") for 2024. Bill White, Timothy Rolph, Catriona Yale and Jonathan Young were the Company's NEOs for 2023, 2022 and 2021.
2.
Amounts reported represent the total compensation reported in the Summary Compensation Table for the indicated year for Dr. Cheng.
3.
Compensation actually paid includes adjustments made to the amounts reported in the Summary Compensation Table. A reconciliation of those adjustments is set forth in the “Compensation Actually Paid Adjustments” table following the footnotes to this table.
4.
Amounts reported represent the average of the total compensation reported in the Summary Compensation Table for the indicated year for the Company’s NEOs, exclusive of Dr. Cheng.
5.
Pursuant to SEC rules, the amounts reported reflect the value on the last day of the indicated year of $100 invested in our common stock. The measurement period for calculating total shareholder return begins on December 31, 2020 and ends on the last day of the applicable fiscal year. Historical stock price performance is not necessarily indicative of future stock price performance.
6.
Pursuant to SEC rules, the amounts reported reflect the weighted peer group total shareholder return. The peer group used for this purposes is the Nasdaq Biotechnology Total Return Index, which is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024. The measurement period is consistent with that used for our total shareholder return described in the footnote above.
7.
Amounts reported represent the net loss of the Company for the indicated year, as reported in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.
8.
We are a research and development company without revenue and we do not use any financial measures for purposes of determining “Compensation Actually Paid.” As is the case with many companies in the biotechnology industry, our annual incentive objectives are generally tied to the Company’s clinical and development metrics rather than financial goals. In addition, the 2024 equity awards were structured as time-based awards and were not tied to the achievement of underlying performance goals. Accordingly, we do not have a financial metric in our executive compensation program that would constitute the Company Selected Measure, as contemplated under the SEC Pay Versus Performance disclosure rules, particularly as the pay versus performance table includes our TSR performance which is linked to the value of the equity awards held by our Named Executive Officers.

Named Executive Officers, Footnote
1.
Dr. Cheng served as the Company's principal executive officer ("PEO") for 2024, 2023, 2022 and 2021. Bill White, Scott Gangloff, Catriona Yale and Jonathan Young were the Company's other named executive officers ("NEOs") for 2024. Bill White, Timothy Rolph, Catriona Yale and Jonathan Young were the Company's NEOs for 2023, 2022 and 2021.

PEO Total Compensation Amount	$ 10,465,855	$ 8,834,907	$ 10,446,243	$ 4,454,686
PEO Actually Paid Compensation Amount	11,878,721	(3,352,393)	24,442,634	5,446,171
Non-PEO NEO Average Total Compensation Amount	3,815,719	3,667,900	4,157,718	1,779,505
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,642,458	(451,001)	8,994,894	2,001,761
Equity Valuation Assumption Difference, Footnote
3.
Fair value or Change in Fair Value, as applicable, of equity awards was determined by reference to (i) for solely service-vesting RSU awards, the closing price per share on the applicable year-end date(s) or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); and (ii) for stock options, because the options were no longer at-the-money as of the applicable year-end or vesting date(s), we used a Hull-White lattice model to estimate the fair value of the stock options at these dates considering the remaining contractual term of the stock options, an assumption about executives’ early exercise behavior, the risk-free rate as of the measurement date, and a volatility measured using a consistent approach with the grant date assumptions. For additional information on the grant date assumptions used to calculate the valuation of the awards, see Note 8 to the Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended December 31, 2024, and prior fiscal years.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 107.83	90.5	212.4	81.98
Peer Group Total Shareholder Return Amount	93.49	94.03	89.9	100.02
Net Income (Loss)	$ (252,060,000)	$ (151,759,000)	$ (112,033,000)	$ (100,777,000)
PEO Name	Dr. Cheng	Dr. Cheng	Dr. Cheng	Dr. Cheng
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,412,866	$ (12,187,300)	$ 13,996,391	$ 991,485
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,368,255)	(7,798,707)	(9,221,643)	(3,571,922)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,868,058	9,044,378	11,612,591	6,680,778
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,455,787	(10,295,015)	10,144,719	(1,870,545)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	457,276	(3,137,956)	1,460,724	(246,826)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	826,739	(4,118,901)	4,837,176	222,256
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,160,589)	(2,979,952)	(3,381,243)	(1,190,645)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,408,702	3,569,167	4,257,919	2,226,935
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	410,545	(3,595,754)	3,578,162	(791,166)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 168,081	$ (1,112,363)	$ 382,338	$ (22,868)